UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KSA Capital Management, LLC

Address:  4 Essex Avenue, 4th Floor
          Bernardsville, New Jersey 07924


13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Khoshaba
Title:  Managing Member
Phone:  (908) 766-3331


Signature, Place and Date of Signing:


/s/ Daniel Khoshaba         Bernardsville, New Jersey            2/4/2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total: $92,404
                                       (thousands)


List of Other Included Managers:

None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                   COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                         VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
ABBOTT LABS                 COM             002824100     1,391    29,300  SH           SOLE                  29,300   0     0
AEP INDS INC                COM             001031103    24,033   926,140  SH           SOLE                 926,140   0     0
ALTRIA GROUP INC            COM             02209S103     2,157    87,600  SH           SOLE                  87,600   0     0
AT&T INC                    COM             00206R102     1,787    61,700  SH           SOLE                  61,700   0     0
CAMPBELL SOUP CO            COM             134429109     1,209    34,800  SH           SOLE                  34,800   0     0
CLOROX CO DEL               COM             189054109     1,851    29,500  SH           SOLE                  29,500   0     0
COCA COLA CO                COM             191216100     1,611    24,500  SH           SOLE                  24,500   0     0
CABLEVISION SYS CORP        CL A NY CABLVS  12686C109     9,969   294,586  SH           SOLE                 294,586   0     0
HOME DEPOT INC              COM             437076102     8,961   255,589  SH           SOLE                 255,589   0     0
JOHNSON & JOHNSON           COM             478160104     2,239    36,200  SH           SOLE                  36,200   0     0
KIMBERLY CLARK CORP         COM             494368103     1,399    22,200  SH           SOLE                  22,200   0     0
KRAFT FOODS INCS            CL A            50075N104       280     8,900  SH           SOLE                   8,900   0     0
MCDONALDS CORP              COM             580135101       521     6,800  SH           SOLE                   6,800   0     0
PROCTER & GAMBLE CO         COM             742718109    10,559   165,362  SH           SOLE                 165,362   0     0
SONOCO PRODS CO             COM             835495102     9,906   294,214  SH           SOLE                 294,214   0     0
TIME WARNER CABLE INC       COM             88732J207     1,585    24,000  SH           SOLE                  24,000   0     0
UNITED TECHNOLOGIES CORP    COM             913017109     8,555   108,679  SH           SOLE                 108,679   0     0
VERIZON COMMUNICATIONS INC  COM             92343V104     2,024    57,300  SH           SOLE                  57,300   0     0
WAL MART STORES INC         COM             931142103       814    15,100  SH           SOLE                  15,100   0     0
3M CO                       COM             88579Y101     1,553    18,000  SH           SOLE                  18,000   0     0






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